Income Tax Expense (Tables)	12 Months Ended
Mar. 31, 2024
Income Tax Expense [Abstract]
Schedule of Tax Rate	Before that, the applicable tax rate was 16.5% for corporations in Hong Kong.
	2024	2023	2022
	US$	US$	US$

Tax recognized in profit or loss
Income tax expense
Current tax	—	218,035	8,061

Loss from continuing operation before income tax	(3,679,409)	(11,701,303)	(11,226,587)
Tax calculated at domestic tax rates applicable to respective losses (2024, 2023 and 2022: 16.5%)	(607,103)	(1,930,715)	(1,852,387)
Effect of tax rates in Cayman Islands	—	—	—
Effect of non-taxable income	(1,222,235)	(6,697)	(245)
Effect of expenses not deductible for tax purposes	332,697	450,882	—
Utilization of tax losses previously not recognized	(1,958)	—	—
Tax effect of tax losses not recognized	1,498,599	2,155,447	1,860,693
Income tax expense	—	218,035	8,061